Shareholder Report, Average Annual Return (Details) 194880_Amplify Bitcoin Max Income Covered Call ETF_TF_TSR Annual {TF}	5 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Amplify Bitcoin Max Income Covered Call ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Amplify Bitcoin Max Income Covered Call ETF NAV
Average Annual Return, Percent	23.56%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	21.67%